Distribution Date:	08/12/26	GS Mortgage Securities Trust 2019-GC42
Determination Date:	08/06/26
Next Distribution Date:	09/14/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2019-GC42

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Additional Information	5	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Bond / Collateral Reconciliation - Cash Flows	6		Association
			Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7
			10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	K-Star Asset Management LLC
Mortgage Loan Detail (Part 1)	13-14		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
Mortgage Loan Detail (Part 2)	15-16		5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Principal Prepayment Detail	17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	18
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36257UAH0	2.135100%	11,528,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36257UAJ6	2.933300%	117,422,000.00	57,545,544.85	0.00	140,665.29	0.00	0.00	140,665.29	57,545,544.85	31.07%	30.00%
A-3	36257UAK3	2.748800%	240,000,000.00	240,000,000.00	0.00	549,760.00	0.00	0.00	549,760.00	240,000,000.00	31.07%	30.00%
A-4	36257UAL1	3.000500%	335,209,000.00	335,209,000.00	0.00	838,162.17	0.00	0.00	838,162.17	335,209,000.00	31.07%	30.00%
A-AB	36257UAM9	2.909200%	20,849,000.00	13,245,666.22	335,542.87	32,111.91	0.00	0.00	367,654.78	12,910,123.35	31.07%	30.00%
A-S	36257UAQ0	3.211700%	98,394,000.00	98,394,000.00	0.00	263,343.34	0.00	0.00	263,343.34	98,394,000.00	20.56%	20.50%
B	36257UAR8	3.362900%	45,313,000.00	45,313,000.00	0.00	126,985.91	0.00	0.00	126,985.91	45,313,000.00	15.73%	16.13%
C	36257UAS6	3.833566%	44,019,000.00	44,019,000.00	0.00	140,624.77	0.00	0.00	140,624.77	44,019,000.00	11.03%	11.88%
D	36257UAA5	2.800000%	28,482,000.00	28,482,000.00	0.00	66,458.00	0.00	0.00	66,458.00	28,482,000.00	7.98%	9.13%
E	36257UAC1	2.800000%	22,009,000.00	22,009,000.00	0.00	51,354.33	0.00	0.00	51,354.33	22,009,000.00	5.63%	7.00%
F-RR	36257UAW7	3.881266%	22,010,000.00	22,010,000.00	0.00	71,188.88	0.00	0.00	71,188.88	22,010,000.00	3.29%	4.88%
G-RR*	36257UAX5	3.881266%	10,357,000.00	10,357,000.00	0.00	33,498.56	0.00	0.00	33,498.56	10,357,000.00	2.18%	3.88%
H-RR	36257UAY3	3.881266%	40,134,720.00	20,414,465.96	0.00	79,170.22	0.00	0.00	79,170.22	20,414,465.96	0.00%	0.00%
S	36257UAZ0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	36257UAG2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	N/A	3.881266%	19,759,775.09	17,876,224.26	6,401.55	58,069.37	0.00	0.00	64,470.92	17,869,822.71	0.00%	0.00%
RR Certificate	36257UBC0	3.881266%	4,940,224.91	4,469,310.41	1,600.48	14,518.17	0.00	0.00	16,118.65	4,467,709.93	0.00%	0.00%
Regular SubTotal			1,060,426,720.00	959,344,211.70	343,544.90	2,465,910.92	0.00	0.00	2,809,455.82	959,000,666.80

X-A	36257UAN7	0.940819%	823,402,000.00	744,394,211.07	0.00	583,616.93	0.00	0.00	583,616.93	744,058,668.20
X-B	36257UAP2	0.286442%	89,332,000.00	89,332,000.00	0.00	21,323.67	0.00	0.00	21,323.67	89,332,000.00
X-D	36257UAB3	1.081266%	50,491,000.00	50,491,000.00	0.00	45,495.15	0.00	0.00	45,495.15	50,491,000.00
Notional SubTotal			963,225,000.00	884,217,211.07	0.00	650,435.75	0.00	0.00	650,435.75	883,881,668.20

Deal Distribution Total					343,544.90	3,116,346.67	0.00	0.00	3,459,891.57

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36257UAH0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36257UAJ6	490.07464402	0.00000000	1.19794664	0.00000000	0.00000000	0.00000000	0.00000000	1.19794664	490.07464402
A-3	36257UAK3	1,000.00000000	0.00000000	2.29066667	0.00000000	0.00000000	0.00000000	0.00000000	2.29066667	1,000.00000000
A-4	36257UAL1	1,000.00000000	0.00000000	2.50041667	0.00000000	0.00000000	0.00000000	0.00000000	2.50041667	1,000.00000000
A-AB	36257UAM9	635.31422226	16.09395511	1.54021344	0.00000000	0.00000000	0.00000000	0.00000000	17.63416855	619.22026716
A-S	36257UAQ0	1,000.00000000	0.00000000	2.67641665	0.00000000	0.00000000	0.00000000	0.00000000	2.67641665	1,000.00000000
B	36257UAR8	1,000.00000000	0.00000000	2.80241675	0.00000000	0.00000000	0.00000000	0.00000000	2.80241675	1,000.00000000
C	36257UAS6	1,000.00000000	0.00000000	3.19463800	0.00000000	0.00000000	0.00000000	0.00000000	3.19463800	1,000.00000000
D	36257UAA5	1,000.00000000	0.00000000	2.33333333	0.00000000	0.00000000	0.00000000	0.00000000	2.33333333	1,000.00000000
E	36257UAC1	1,000.00000000	0.00000000	2.33333318	0.00000000	0.00000000	0.00000000	0.00000000	2.33333318	1,000.00000000
F-RR	36257UAW7	1,000.00000000	0.00000000	3.23438801	0.00000000	0.00000000	0.00000000	0.00000000	3.23438801	1,000.00000000
G-RR	36257UAX5	1,000.00000000	0.00000000	3.23438834	0.00000000	0.00000000	0.00000000	0.00000000	3.23438834	1,000.00000000
H-RR	36257UAY3	508.64852078	0.00000000	1.97261174	(0.32744516)	16.33547886	0.00000000	0.00000000	1.97261174	508.64852078
S	36257UAZ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	36257UAG2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	N/A	904.67751675	0.32396877	2.93876675	(0.01268840)	0.63300518	0.00000000	0.00000000	3.26273552	904.35354798
RR Certificate	36257UBC0	904.67751801	0.32396906	2.93876701	(0.01268768)	0.63300357	0.00000000	0.00000000	3.26273607	904.35354896

Notional Certificates
X-A	36257UAN7	904.04712530	0.00000000	0.70878736	0.00000000	0.00000000	0.00000000	0.00000000	0.70878736	903.63961734
X-B	36257UAP2	1,000.00000000	0.00000000	0.23870136	0.00000000	0.00000000	0.00000000	0.00000000	0.23870136	1,000.00000000
X-D	36257UAB3	1,000.00000000	0.00000000	0.90105464	0.00000000	0.00000000	0.00000000	0.00000000	0.90105464	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	140,665.29	0.00	140,665.29	0.00	0.00	0.00	140,665.29	0.00
A-3	07/01/26 - 07/30/26	30	0.00	549,760.00	0.00	549,760.00	0.00	0.00	0.00	549,760.00	0.00
A-4	07/01/26 - 07/30/26	30	0.00	838,162.17	0.00	838,162.17	0.00	0.00	0.00	838,162.17	0.00
A-AB	07/01/26 - 07/30/26	30	0.00	32,111.91	0.00	32,111.91	0.00	0.00	0.00	32,111.91	0.00
X-A	07/01/26 - 07/30/26	30	0.00	583,616.93	0.00	583,616.93	0.00	0.00	0.00	583,616.93	0.00
X-B	07/01/26 - 07/30/26	30	0.00	21,323.67	0.00	21,323.67	0.00	0.00	0.00	21,323.67	0.00
A-S	07/01/26 - 07/30/26	30	0.00	263,343.34	0.00	263,343.34	0.00	0.00	0.00	263,343.34	0.00
B	07/01/26 - 07/30/26	30	0.00	126,985.91	0.00	126,985.91	0.00	0.00	0.00	126,985.91	0.00
C	07/01/26 - 07/30/26	30	0.00	140,624.77	0.00	140,624.77	0.00	0.00	0.00	140,624.77	0.00
D	07/01/26 - 07/30/26	30	0.00	66,458.00	0.00	66,458.00	0.00	0.00	0.00	66,458.00	0.00
X-D	07/01/26 - 07/30/26	30	0.00	45,495.15	0.00	45,495.15	0.00	0.00	0.00	45,495.15	0.00
E	07/01/26 - 07/30/26	30	0.00	51,354.33	0.00	51,354.33	0.00	0.00	0.00	51,354.33	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	71,188.88	0.00	71,188.88	0.00	0.00	0.00	71,188.88	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	33,498.56	0.00	33,498.56	0.00	0.00	0.00	33,498.56	0.00
H-RR	07/01/26 - 07/30/26	30	666,605.73	66,028.30	0.00	66,028.30	(13,141.92)	0.00	0.00	79,170.22	655,619.87
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
RR Interest	07/01/26 - 07/30/26	30	12,717.63	57,818.64	0.00	57,818.64	(250.72)	0.00	0.00	58,069.37	12,508.04
RR Certificate	07/01/26 - 07/30/26	30	3,179.58	14,455.48	0.00	14,455.48	(62.68)	0.00	0.00	14,518.17	3,127.18
Totals			682,502.94	3,102,891.33	0.00	3,102,891.33	(13,455.32)	0.00	0.00	3,116,346.67	671,255.09

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information

Total Available Distribution Amount	3,459,891.57
Non-VRR Interest Available Funds (1)	3,379,301.99
VRR Interest Available Funds (1)	80,589.56
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,117,780.82	Master Servicing Fee	7,413.26
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,650.54
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	413.05
ARD Interest	0.00	Operating Advisor Fee	1,214.37
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	198.26
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,117,780.82	Total Fees	14,889.48

Principal		Expenses/Reimbursements
Scheduled Principal	343,544.89	Reimbursement for Interest on Advances	134.46
Unscheduled Principal Collections		ASER Amount	(4,317.94)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(9,271.85)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	343,544.89	Total Expenses/Reimbursements	(13,455.33)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,116,346.67
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	343,544.90
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,459,891.57
Total Funds Collected	3,461,325.71	Total Funds Distributed	3,461,325.72

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	959,344,211.69	959,344,211.69	Beginning Certificate Balance	959,344,211.70
(-) Scheduled Principal Collections	343,544.89	343,544.89	(-) Principal Distributions	343,544.90
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	959,000,666.80	959,000,666.80	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	959,563,815.81	959,563,815.81	Ending Certificate Balance	959,000,666.80
Ending Actual Collateral Balance	959,255,674.19	959,255,674.19

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.01
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	(0.01)
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.88%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$10,000,000 or less	6	36,449,027.89	3.80%	29	4.0135	2.858988	1.50 or less	2	45,349,813.94	4.73%	36	4.2969	1.011327
$10,000,001 to $20,000,000	10	172,729,556.38	18.01%	30	3.6520	2.296768	1.51 to 2.00	9	248,309,240.15	25.89%	37	3.8909	1.829777
$20,000,001 to $30,000,000	9	236,262,983.70	24.64%	36	3.9151	2.305604	2.01 to 2.50	7	196,194,264.64	20.46%	36	3.8744	2.223402
$30,000,001 to $40,000,000	5	178,789,098.83	18.64%	23	3.8747	2.786728	2.51 to 3.00	12	344,447,348.07	35.92%	25	3.5252	2.747777
$40,000,001 to $50,000,000	2	94,500,000.00	9.85%	37	3.2600	2.699048	3.01 to 3.50	3	53,000,000.00	5.53%	36	3.5338	3.327736
$50,000,001 to $60,000,000	2	109,720,000.00	11.44%	37	3.6899	2.358571	3.51 to 4.00	3	71,700,000.00	7.48%	36	4.1362	3.849205
$60,000,001 or greater	2	130,550,000.00	13.61%	36	3.9178	2.125779	4.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	36	959,000,666.80	100.00%	32	3.7740	2.435092	Totals	36	959,000,666.80	100.00%	32	3.7740	2.435092
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arkansas	1	463,348.12	0.05%	36	3.7800	2.140000
							Industrial	52	145,704,798.36	15.19%	36	3.8599	2.377248
California	6	143,107,180.70	14.92%	36	3.7957	2.606110
							Lodging	2	38,309,828.41	3.99%	37	4.2828	1.935995
Colorado	3	48,500,000.00	5.06%	36	3.6542	3.231340
							Mixed Use	3	91,012,100.00	9.49%	36	3.7159	2.574225
Florida	6	66,062,659.95	6.89%	36	3.8327	2.452087
							Multi-Family	2	89,000,000.00	9.28%	37	4.0506	2.117978
Georgia	2	4,052,547.90	0.42%	36	4.0770	2.356734
							Office	16	379,265,423.88	39.55%	23	3.4905	2.269757
Illinois	4	32,469,224.95	3.39%	36	3.6691	1.751940
							Retail	11	240,400,372.23	25.07%	36	3.9685	2.967649
Indiana	3	2,459,957.98	0.26%	36	3.7800	2.140000
							Self Storage	3	9,175,547.23	0.96%	36	4.0898	2.265492
Kentucky	2	5,257,820.83	0.55%	36	4.0024	2.302279
							Totals	89	959,000,666.80	100.00%	32	3.7740	2.435092
Michigan	5	28,892,567.45	3.01%	37	3.7539	1.592406

Minnesota	1	1,566,959.50	0.16%	36	3.7800	2.140000

Mississippi	1	417,013.51	0.04%	36	3.7800	2.140000

Missouri	3	3,850,584.82	0.40%	37	3.7556	2.048416

Nevada	1	20,000,000.00	2.09%	35	3.7408	2.880000

New Jersey	1	54,720,000.00	5.71%	36	3.7300	2.920000

New York	6	183,500,000.00	19.13%	37	3.7071	2.194659

Ohio	8	97,700,995.41	10.19%	(16)	3.3558	2.608396

South Carolina	6	23,008,832.52	2.40%	37	4.3395	2.112026

Tennessee	4	15,089,171.29	1.57%	37	3.7423	1.998542

Texas	18	198,982,792.82	20.75%	36	4.0049	2.400482

Virginia	7	61,250,000.00	6.39%	35	3.6373	2.762163

Wisconsin	1	1,516,412.35	0.16%	36	3.7800	2.140000

Totals	89	959,000,666.80	100.00%	32	3.7740	2.435092

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.250% or less	2	69,500,000.00	7.25%	36	3.1456	2.485036	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.251% to 3.500%	5	126,977,348.07	13.24%	7	3.3356	2.808095	13 months or greater	36	959,000,666.80	100.00%	32	3.7740	2.435092
	3.501% to 3.750%	12	334,064,223.69	34.83%	36	3.6760	2.447197	Totals	36	959,000,666.80	100.00%	32	3.7740	2.435092
	3.751% to 4.000%	6	154,312,368.75	16.09%	36	3.8259	2.482671
	4.001% to 4.250%	6	140,123,167.90	14.61%	37	4.1204	1.785838
	4.251% or greater	5	134,023,558.39	13.98%	36	4.3374	2.649651
	Totals	36	959,000,666.80	100.00%	32	3.7740	2.435092
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	36	959,000,666.80	100.00%	32	3.7740	2.435092	Interest Only	27	789,397,348.07	82.31%	31	3.6901	2.596302
61 months to 117 months		0	0.00	0.00%	0	0.0000	0.000000	264 months or less	1	25,113,330.77	2.62%	37	3.7500	1.510000
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	264 months to 359 months	8	144,489,987.96	15.07%	37	4.2363	1.715138
	Totals	36	959,000,666.80	100.00%	32	3.7740	2.435092	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	36	959,000,666.80	100.00%	32	3.7740	2.435092
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	33	896,523,318.73	93.49%	36	3.8070	2.418722			No outstanding loans in this group
	13 months to 24 months	3	62,477,348.07	6.51%	(23)	3.3000	2.670000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	36	959,000,666.80	100.00%	32	3.7740	2.435092
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30316863	OF	Sunnyvale	CA	Actual/360	3.764%	212,454.21	0.00	0.00	07/06/29	06/06/34	--	65,550,000.00	65,550,000.00	08/06/26
2A1	30316864	OF	Cleveland	OH	Actual/360	3.300%	109,873.59	0.00	0.00	N/A	09/06/24	--	38,665,193.37	38,665,193.37	08/06/26
2A2-2	30316865	OF	Cleveland	OH	Actual/360	3.300%	13,564.64	0.00	0.00	N/A	09/06/24	--	4,773,480.66	4,773,480.66	08/06/26
2A3	30316866	OF	Cleveland	OH	Actual/360	3.300%	54,101.57	0.00	0.00	N/A	09/06/24	--	19,038,674.04	19,038,674.04	08/06/26
3	30520973	MF	New York	NY	Actual/360	4.073%	227,974.86	0.00	0.00	N/A	09/06/29	--	65,000,000.00	65,000,000.00	08/06/26
4	30520974	OF	San Antonio	TX	Actual/360	3.650%	172,868.06	0.00	0.00	N/A	09/06/29	--	55,000,000.00	55,000,000.00	08/06/26
5	30503527	MU	Bridgewater	NJ	Actual/360	3.730%	175,757.60	0.00	0.00	N/A	08/06/29	--	54,720,000.00	54,720,000.00	08/06/26
6A3	30316577	RT	The Woodlands	TX	Actual/360	4.256%	146,595.56	0.00	0.00	N/A	08/01/29	--	40,000,000.00	40,000,000.00	08/01/26
6A4	30316578	RT	The Woodlands	TX	Actual/360	4.256%	36,648.89	0.00	0.00	N/A	08/01/29	--	10,000,000.00	10,000,000.00	08/01/26
8	30316872	OF	New York	NY	Actual/360	3.160%	134,695.00	0.00	0.00	N/A	09/05/29	--	49,500,000.00	49,500,000.00	07/05/26
9	30316638	OF	Various	Various	Actual/360	3.370%	130,587.50	0.00	0.00	N/A	08/06/29	--	45,000,000.00	45,000,000.00	08/06/26
10	30520977	IN	Various	Various	Actual/360	4.380%	132,469.55	48,378.49	0.00	N/A	09/06/29	--	35,122,283.95	35,073,905.46	08/06/26
11	30520970	IN	Various	Various	Actual/360	3.780%	106,764.00	0.00	0.00	N/A	08/06/29	--	32,800,000.00	32,800,000.00	08/06/26
12	30316867	OF	Lansing	MI	Actual/360	3.750%	81,416.62	99,556.89	0.00	N/A	09/06/29	--	25,212,887.66	25,113,330.77	08/06/26
13	30316648	IN	Manassas	VA	Actual/360	3.637%	101,010.85	0.00	0.00	N/A	07/06/29	--	32,250,000.00	32,250,000.00	07/31/26
14	30316634	MU	Chicago	IL	Actual/360	3.660%	94,550.00	0.00	0.00	N/A	08/06/29	--	30,000,000.00	30,000,000.00	08/06/26
15	30316676	RT	Pharr	TX	Actual/360	4.450%	107,432.99	43,682.64	0.00	N/A	08/06/29	--	28,036,154.87	27,992,472.23	08/06/26
16	30316651	IN	Ashburn	VA	Actual/360	3.637%	90,831.46	0.00	0.00	N/A	07/06/29	--	29,000,000.00	29,000,000.00	07/31/26
17	30520969	RT	Howard Beach	NY	Actual/360	4.164%	103,984.33	0.00	0.00	N/A	09/06/29	--	29,000,000.00	29,000,000.00	08/06/26
18	30520956	RT	Brighton	CO	Actual/360	3.522%	86,435.75	0.00	0.00	N/A	08/06/29	--	28,500,000.00	28,500,000.00	08/06/26
19	30520960	MF	Port Richey	FL	Actual/360	3.990%	82,460.00	0.00	0.00	N/A	08/06/29	--	24,000,000.00	24,000,000.00	08/06/26
20	30520979	LO	San Diego	CA	Actual/360	4.310%	77,932.33	40,977.78	0.00	N/A	09/06/29	--	20,998,158.48	20,957,180.70	08/06/26
22	30520957	Various Various		CA	Actual/360	3.860%	72,128.39	0.00	0.00	N/A	08/06/29	--	21,700,000.00	21,700,000.00	08/06/26
23	30316868	OF	New York	NY	Actual/360	3.110%	53,561.11	0.00	0.00	N/A	07/06/29	--	20,000,000.00	20,000,000.00	08/06/26
24	30316468	RT	Las Vegas	NV	Actual/360	3.741%	64,424.89	0.00	0.00	N/A	07/01/29	--	20,000,000.00	20,000,000.00	08/01/26
25	30520984	OF	Midland	TX	Actual/360	4.050%	60,657.20	35,403.27	0.00	N/A	09/06/29	--	17,392,744.98	17,357,341.71	01/06/26
26	30316869	LO	Clearwater Beach	FL	Actual/360	4.250%	63,631.27	34,264.77	0.00	N/A	09/06/29	--	17,386,912.48	17,352,647.71	08/06/26
27	30520961	RT	Stockton	CA	Actual/360	3.370%	56,587.92	0.00	0.00	N/A	08/06/29	--	19,500,000.00	19,500,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	30503592	IN	Various	Various	Actual/360	3.740%	53,483.39	25,990.37	0.00	N/A	09/06/29	--	16,606,883.29	16,580,892.92	08/06/26
29	30520958	OF	Tarzana	CA	Actual/360	3.680%	48,800.89	0.00	0.00	N/A	08/06/29	--	15,400,000.00	15,400,000.00	08/06/26
30	30520962	RT	Castle Rock	CO	Actual/360	3.710%	47,920.83	0.00	0.00	N/A	08/06/29	--	15,000,000.00	15,000,000.00	08/06/26
31	30503603	RT	Brooklyn	NY	Actual/360	3.750%	40,364.58	0.00	0.00	N/A	08/06/29	--	12,500,000.00	12,500,000.00	08/06/26
32	30503713	RT	Bronx	NY	Actual/360	3.900%	25,187.50	0.00	0.00	N/A	09/06/29	--	7,500,000.00	7,500,000.00	08/06/26
33	30503557	SS	Various	Various	Actual/360	4.150%	22,956.03	10,585.10	0.00	N/A	08/06/29	--	6,423,763.58	6,413,178.48	08/06/26
34	30316870	RT	Parker	CO	Actual/360	4.240%	18,255.56	0.00	0.00	N/A	08/06/29	--	5,000,000.00	5,000,000.00	08/06/26
36	30503712	SS	Spring	TX	Actual/360	3.950%	9,411.90	4,705.58	0.00	N/A	09/06/29	--	2,767,074.33	2,762,368.75	08/06/26
Totals							3,117,780.82	343,544.89	0.00				959,344,211.69	959,000,666.80
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	44,703,947.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	9,345,911.00	0.00	--	--	11/06/25	5,558,734.98	0.00	0.00	0.00	0.00	0.00
2A2-2	9,345,911.00	0.00	--	--	11/06/25	686,263.58	0.00	0.00	0.00	0.00	0.00
2A3	9,345,911.00	0.00	--	--	11/06/25	2,745,054.31	0.00	0.00	0.00	0.00	0.00
3	5,478,866.86	1,311,965.04	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	10,598,335.03	2,637,488.29	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	11,276,002.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A3	45,212,366.09	10,749,276.67	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A4	45,212,366.09	10,749,276.67	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	9,120,344.00	0.00	--	--	--	0.00	0.00	134,481.88	134,481.88	0.00	0.00
9	23,247,845.72	5,907,585.72	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	5,911,853.07	1,247,907.36	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	12,465,154.69	2,917,186.20	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,627,745.90	3,554,933.56	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	9,057,407.58	2,286,953.55	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	13,749,975.79	3,344,010.73	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	6,365,764.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	6,886,786.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,419,337.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	3,659,516.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,594,765.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	3,262,631.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	3,320,532.02	3,233,557.16	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	109,729,715.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	85,850,630.92	21,287,490.48	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,455,347.38	0.00	--	--	08/06/26	5,831,159.35	85,914.21	75,538.98	606,304.81	0.00	0.00
26	2,347,542.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	2,214,084.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	1,972,039.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,372,163.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,648,905.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,274,325.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	609,980.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	981,236.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	713,901.54	756,786.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	330,673.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	507,709,823.09	69,984,417.43				14,821,212.22	85,914.21	210,020.86	740,786.69	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/12/26	0	0.00	0	0.00	1	17,357,341.71	3	62,477,348.07	1	17,357,341.71 0		0.00	0	0.00	0	0.00	3.773974%	3.755954%	32
07/10/26	0	0.00	0	0.00	1	17,392,744.98	3	62,477,348.07	1	17,392,744.98	0	0.00	0	0.00	0	0.00	3.774087%	3.756063%	33
06/12/26	0	0.00	0	0.00	1	17,429,979.27	3	62,477,348.07	1	17,429,979.27	0	0.00	3	779,005.52	0	0.00	3.774208%	3.756181%	34
05/12/26	0	0.00	1	17,465,130.10	0	0.00	3	63,256,353.59	1	17,465,130.10	0	0.00	0	0.00	0	0.00	3.773935%	3.755902%	35
04/10/26	0	0.00	0	0.00	1	17,502,120.91	3	63,256,353.59	1	17,502,120.91	0	0.00	0	0.00	0	0.00	3.774055%	3.756018%	36
03/12/26	1	17,537,021.02	0	0.00	0	0.00	3	63,256,353.59	1	17,537,021.02	0	0.00	0	0.00	0	0.00	3.774166%	3.756126%	37
02/12/26	0	0.00	1	17,577,711.70	0	0.00	3	63,256,353.59	1	17,577,711.70	0	0.00	3	1,085,635.36	0	0.00	3.774302%	3.756258%	38
01/12/26	1	17,612,349.10	0	0.00	0	0.00	1	0.00	1	17,612,349.10	0	0.00	3	1,158,011.05	1	3,559,457.55	3.773877%	3.755826%	39
12/12/25	0	0.00	0	0.00	1	23,750,000.00	1	23,750,000.00	1	17,646,866.12	0	0.00	0	0.00	0	0.00	3.762044%	3.744082%	40
11/13/25	1	17,683,245.64	0	0.00	1	23,750,000.00	1	23,750,000.00	1	17,683,245.64	0	0.00	0	0.00	0	0.00	3.762163%	3.744197%	41
10/10/25	0	0.00	0	0.00	1	23,750,000.00	1	23,750,000.00	1	17,717,516.27	0	0.00	0	0.00	0	0.00	3.762273%	3.744304%	42
09/12/25	1	17,753,658.14	0	0.00	1	23,750,000.00	1	23,750,000.00	1	17,753,658.14	0	0.00	0	0.00	0	0.00	3.762391%	3.744418%	43
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8	30316872	07/05/26	0	A	134,481.88	134,481.88	0.00	49,500,000.00
25	30520984	01/06/26	6	6	75,538.98	606,304.81	0.00	17,612,349.10	08/30/23	7			02/04/25
Totals					210,020.86	740,786.69	0.00	67,112,349.10
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		62,477,348	0	0		62,477,348
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		489,775,651	489,775,651	0		0
37 - 48 Months		341,197,668	323,840,326	0		17,357,342
49 - 60 Months		0	0	0		0
> 60 Months		65,550,000	65,550,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	959,000,667	941,643,325	0	0	0	17,357,342
Jul-26	959,344,212	879,474,119	62,477,348	0	0	17,392,745
Jun-26	959,706,179	942,276,200	0	0	0	17,429,979
May-26	960,826,252	943,361,122	0	0	0	17,465,130
Apr-26	961,185,831	943,683,710	0	0	0	17,502,121
Mar-26	961,524,438	943,987,417	0	0	0	17,537,021
Feb-26	961,921,231	944,343,519	0	0	0	17,577,712
Jan-26	963,342,889	881,388,550	0	0	64,341,989	17,612,349
Dec-25	988,585,743	947,188,877	0	0	23,750,000	17,646,866
Nov-25	988,939,318	882,006,073	0	0	89,250,000	17,683,246
Oct-25	989,271,745	882,304,229	0	0	89,250,000	17,717,516
Sep-25	989,622,989	882,619,331	0	0	89,250,000	17,753,658
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2A1	30316864	38,665,193.37	38,665,193.37	84,700,000.00	06/19/25	8,079,580.00	2.67000	06/30/25	09/06/24	I/O
2A2-2	30316865	4,773,480.66	4,773,480.66	84,700,000.00	06/19/25	8,079,580.00	2.67000	06/30/25	09/06/24	I/O
2A3	30316866	19,038,674.04	19,038,674.04	84,700,000.00	06/19/25	8,079,580.00	2.67000	06/30/25	09/06/24	I/O
25	30520984	17,357,341.71	17,612,349.10	57,300,000.00	11/12/25	2,375,341.46	0.32000	09/30/25	09/06/29	276
Totals		79,834,689.78	80,089,697.17	311,400,000.00		26,614,081.46

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Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2A1	30316864	OF	OH	09/12/24	98
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

2A2-2	30316865	OF	OH	09/12/24	98
8/6/2026 - Please refer to commentary on loan 30316864

2A3	30316866	OF	OH	09/12/24	98
8/6/2026 - Please refer to commentary on loan 30316864

25	30520984	OF	TX	08/30/23	7

8/6/2026 - Portfolio of 5 office buildings located in Midland, TX making up 731k SF. The portfolio was foreclosed upon February 4, 2025 after efforts to execute a loan assumption did not materialize. The portfolio is currently 51.37% occupied as of Q2 202 6. Special Servicer continues to work with tenants to renew leases and sign new leases at all of the properties. Market conditions are being monitored for opportunities to bring tenants to Midland and stabilize the assets. Special

Servicer will sell each of the properties individually with the first sale occurring by year end 2026 and the last sale occurring in June 2027

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
20	30520979	23,807,775.86	4.31000%	23,807,775.86 4.31000%		8	05/26/20	04/06/20	06/01/20
32	30503713	0.00	3.90000%	0.00	3.90000%	10	10/12/21	05/06/20	10/21/21
35	30503662	4,563,437.40	4.35000%	4,563,437.40 4.35000%		8	05/14/20	06/05/20	05/26/20
35	30503662	0.00	4.35000%	0.00	4.35000%	10	09/06/24	09/06/24	09/25/24
Totals		23,807,775.86		23,807,775.86
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
21	30520976 01/12/26	23,750,000.00	18,300,000.00	7,508,051.82	3,947,764.38	7,507,221.93	3,559,457.55	20,190,542.45	0.00	0.00	20,190,542.45	85.01%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		23,750,000.00	18,300,000.00	7,508,051.82	3,947,764.38	7,507,221.93	3,559,457.55	20,190,542.45	0.00	0.00	20,190,542.45

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
21	30520976	01/12/26	0.00	0.00	20,190,542.45	0.00	0.00	20,190,542.45	0.00	0.00	20,190,542.45
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	20,190,542.45	0.00	0.00	20,190,542.45	0.00	0.00	20,190,542.45

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2A1	0.00	0.00	(8,055.25)	0.00	0.00	(15,228.62)	0.00	0.00	0.00	0.00	0.00	0.00
2A2-2	0.00	0.00	(994.48)	0.00	0.00	(1,880.08)	0.00	0.00	0.00	0.00	0.00	0.00
2A3	0.00	0.00	(3,966.39)	0.00	0.00	(7,520.30)	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	120.34	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	10.04	0.00	0.00	0.00
25	0.00	0.00	3,744.27	0.00	0.00	20,311.06	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4.08	0.00	0.00	0.00
Total	0.00	0.00	(9,271.85)	0.00	0.00	(4,317.94)	0.00	0.00	134.46	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(13,455.33)

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com, specifically under the "U.S. Risk Retention Special Notices" tab for the GS Mortgage Securities Trust 2019-GC42 transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information

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